UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F
                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:       March 31, 2004

Check here if Amendment [  ];       Amendment Number
                                                     ------------------

This Amendment (Check only one):             [  ]     is a restatement,
                                             [  ]     adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    CJ Capital Management, LLC
         ----------------------------------------------------------------------
Address: 231 South Bemiston, Suite 750
         ----------------------------------------------------------------------
         St. Louis, Missouri 63105
         ----------------------------------------------------------------------


Form 13F File Number:               28-10055

     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

         Person Signing this Report on Behalf of Reporting Manager:

         Name:    C. Dennis Kemper
                  -------------------------------------------------------------

         Title:   President
                  -------------------------------------------------------------

         Phone:   (314) 863-0755
                  -------------------------------------------------------------

         Signature, Place, and Date of Signing:

         /s/ C. Dennis Kemper       St. Louis, Missouri        5/13/04
         ----------------------     ----------------------     ----------------
         [Signature]                [City, State]              [Date]

         Report Type (Check only one):

         [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

         [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

         [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

         Number of Other Included Managers:                   -0-

         Form 13F Information Table Entry Total:              89

         Form 13F Information Table Value Total:              $86,030,000.00

List of Other Included Managers:

     Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     None.


                                                             FORM 13F INFORMATION TABLE

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          Column 1            Column 2  Column 3  Column 4               Column 5     Column 6   Column 7          Column 8
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       Names of Issuer        Title of   CUSIP     Value     Shrs or Prn  Sh/  Pct/   Investment   Other
                               Class              (X 1000)        Amt     Prn  Call   Discretion  Managers    Sole     Shared  None
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3 M Company                   Common    88579Y101     966       11,796    Sh            Sole                11,796
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Altria Group Inc.             Common    718154107     343        6,300    Sh            Sole                 6,300
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American Express              Common    025816109   2,823       54,447    Sh            Sole                54,447
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American Int. Group           Common    026874107   1,163       16,293    Sh            Sole                16,293
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American Standard Co.         Common    029712106     239        2,100    Sh            Sole                 2,100
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Amgen Inc.                    Common    031162100     627       10,780    Sh            Sole                10,780
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Analog Devices                Common    032654105     622       12,950    Sh            Sole                12,950
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Anheuser Busch                Common    035229103  13,845      271,461    Sh            Sole               271,461
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Arotech Corp.                 Common    042682104     129       67,500    Sh            Sole                67,500
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Auto Data Processing          Common    053015103     475       11,300    Sh            Sole                11,300
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Axeda Systems                 Common    054959101     351      331,200    Sh            Sole               331,200
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Bank of America               Common    060505104   1,110       13,705    Sh            Sole                13,705
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BEA Systems Inc.              Common    073325102     191       15,000    Sh            Sole                15,000
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Berkshire Hathaway Inc. Del   CLB       084670207   2,000          643    Sh            Sole                   643
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Boeing Co.                    Common    097023105     390        9,500    Sh            Sole                 9,500
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BP PLC Adr F                  Sponsored 055622104     740       14,455    Sh            Sole                14,455
                              ADR
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Brinker International Inc.    Common    109641100     607       16,000    Sh            Sole                16,000
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Bristol Myers Squibb          Common    110122108     230        9,504    Sh            Sole                 9,504
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Chevrontexaco Corp.           Common    166764100     461        5,247    Sh            Sole                 5,247
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Cisco Systems                 Common    17275R102   3,072      130,350    Sh            Sole               130,350
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Citigroup Inc.                Common    172967101     428        8,273    Sh            Sole                 8,273
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Coca Cola Co.                 Common    191216100     317        6,300    Sh            Sole                 6,300
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Colgate-Palmolive             Common    194162103     303        5,500    Sh            Sole                 5,500
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Comcast CP Spec CLA           Common    200300200     223        8,000    Sh            Sole                 8,000
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ConocoPhillips                Common    20825C104     282        4,034    Sh            Sole                 4,034
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Danaher Corp.                 Common    235851102     742        7,950    Sh            Sole                 7,950
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Disney, Walt Hldg.            Common    254687106   1,592       63,700    Sh            Sole                63,700
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EMC Corp.                     Common    268648102     163       12,000    Sh            Sole                12,000
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Emerson Electric Co.          Common    291011104   1,221       20,376    Sh            Sole                20,376
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Engineered Support Sys.       Common    292866100     244        5,000    Sh            Sole                 5,000
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Exxon Mobil Corp.             Common    30231G102   2,176       52,319    Sh            Sole                52,319
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Federal Natl Mtg Assn.        Common    313586109     446        6,000    Sh            Sole                 6,000
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FedEx Corp.                   Common    31428X106     646        8,600    Sh            Sole                 8,600
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FHLMC Vtg Com                 Common    313400301   1,500       25,400    Sh            Sole                25,400
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Gannett Co. Inc.              Common    364730101     881       10,000    Sh            Sole                10,000
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General Dynamics              Common    369550108     268        3,000    Sh            Sole                 3,000
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General Electric              Common    369604103   1,968       64,488    Sh            Sole                64,488
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Gillette Co.                  Common    375766102     671       17,160    Sh            Sole                17,160
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Glaxosmithkline PLC           Common    37733W105     284        7,100    Sh            Sole                 7,100
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Guidant Corp.                 Common    401698105     604        9,530    Sh            Sole                 9,530
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Home Depot                    Common    437076102   1,961       52,500    Sh            Sole                52,500
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Hugoton RTY TR TEX            Unit Ben  444717102     571       26,000    Sh            Sole                26,000
                              Int
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Intel Corp.                   Common    458140100   1,950       71,690    Sh            Sole                71,690
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International Business        Common    459200101   1,268       13,810    Sh            Sole                13,810
Machine
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iShares GS Corp. Bond         Common    464287242     562        4,933    Sh            Sole                 4,933
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iSharesCohen & St. Rlty.      Common    464287564     514        4,347    Sh            Sole                 4,347
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iShares Russ 2000             Common    464287655     306        2,600    Sh            Sole                 2,600
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iShares Russ 2000 Val         Common    464287630   1,423        8,315    Sh            Sole                 8,315
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iShares S&P Midcp 400         Common    464287507   1,224       10,117    Sh            Sole                10,117
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iShares S&P Smcap 600         Common    464287804     255        1,793    Sh            Sole                 1,793
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iShares DJ US Utilities       Common    464287697     606       10,100    Sh            Sole                10,100
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iShares DJ US Real Est        Common    464287739     711        6,493    Sh            Sole                 6,493
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Johnson & Johnson             Common    478160104   2,318       45,700    Sh            Sole                45,700
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Joy Global Inc.               Common    481165108     309       11,000    Sh            Sole                11,000
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JP Morgan Chase & Co.         Common    46625H100     261        6,214    Sh            Sole                 6,214
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Kinder Morgan Energy          Common    494550106     234        5,200    Sh            Sole                 5,200
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Marsh & McLennan Cos Inc.     Common    571748102     278        6,000    Sh            Sole                 6,000
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May Dept. Store               Common    577778103     404       11,682    Sh            Sole                11,682
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McDonald's Corp.              Common    580135101     550       19,261    Sh            Sole                19,261
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McGraw-Hill Co.               Common    580645109     937       12,300    Sh            Sole                12,300
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Measurement Special           Common    583421102     223       11,500    Sh            Sole                11,500
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Medco Health Solutions        Common    58405U102     239        7,018    Sh            Sole                 7,018
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Medtronic                     Common    585055106     671       14,051    Sh            Sole                14,051
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Merck & Co.                   Common    589331107   1,222       27,644    Sh            Sole                27,644
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Microsoft Corp.               Common    594918104   1,249       50,104    Sh            Sole                50,104
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Morgan Stnly Dn Witter        Common    617446448     258        4,500    Sh            Sole                 4,500
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Motorola Inc.                 Common    620076109     492       27,960    Sh            Sole                27,960
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Nektar Therapeutics           Common    640268108     216       10,000    Sh            Sole                10,000
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Oracle Corp.                  Common    68389X105     275       22,950    Sh            Sole                22,950
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Pacificare Health Sys.        Common    695112102     237        6,000    Sh            Sole                 6,000
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Pepsico Inc.                  Common    713448108     588       10,915    Sh            Sole                10,915
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Pfizer Inc.                   Common    717081103   3,328       94,940    Sh            Sole                94,940
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Procter & Gamble              Common    742718109   1,730       16,497    Sh            Sole                16,497
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Qualcomm Inc.                 Common    747525103     343        5,175    Sh            Sole                 5,175
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S&P Midcap 400 Ser 1          Common    595635103   4,834       43,750    Sh            Sole                43,750
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SBC Communications            Common    78387G103     231        9,426    Sh            Sole                 9,426
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Schnitzer Steel Ind CLA       Common    806882106     220        6,900    Sh            Sole                 6,900
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Sprint Corp.                  Com Fon   852061100     656       35,600    Sh            Sole                35,600
                              Group
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Target Corp.                  Common    87612E106     839       18,625    Sh            Sole                18,625
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Thermo Electron               Common    883556102     404       14,300    Sh            Sole                14,300
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Tyco Intl. Ltd                Common    902124106     525       18,334    Sh            Sole                18,334
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VerticalNet Inc Res           Common    92532L206      43       22,006    Sh            Sole                22,006
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W Holding Co., Inc.           Common    929251106     287       15,377    Sh            Sole                15,377
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Wal-Mart Stores               Common    931142103   2,756       46,172    Sh            Sole                46,172
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Walgreen Co.                  Common    931422109     903       27,392    Sh            Sole                27,392
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Whole Foods Mkt Inc.          Common    966837106     622        8,305    Sh            Sole                 8,305
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Wyeth                         Common    983024100     220        5,862    Sh            Sole                 5,862
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Xilinx Inc.                   Common    983919101     312        8,200    Sh            Sole                 8,200
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Zoltek Co., Inc.              Common    98975W104     122       13,000    Sh            Sole                13,000
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